Leases (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Detailed Information about in Right of Use Assets
(a)	Right-of-use assets

	Buildings	Others	Total
	RMB million
Cost
As at 1 January 2021	5,430	2	5,432
Additions	972	1	973
Deductions	(1,032)	(1)	(1,033)

As at 31 December 2021	5,370	2	5,372

Accumulated depreciation
As at 1 January 2021	(2,355)	(1)	(2,356)
Charge for the year	(1,410)	(1)	(1,411)
Deductions	912	1	913

As at 31 December 2021	(2,853)	(1)	(2,854)

Impairment
As at 1 January 2021	—	—	—

As at 31 December 2021	—	—	—

Net book value
As at 1 January 2021	3,075	1	3,076

As at 31 December 2021	2,517	1	2,518

	Buildings	Others	Total
	RMB million
Cost
As at 1 January 2020	4,686	2	4,688
Additions	1,157	1	1,158
Deductions	(413)	(1)	(414)

As at 31 December 2020	5,430	2	5,432

Accumulated depreciation
As at 1 January 2020	(1,167)	(1)	(1,168)
Charge for the year	(1,517)	(1)	(1,518)
Deductions	329	1	330

As at 31 December 2020	(2,355)	(1)	(2,356)

Impairment
As at 1 January 2020	—	—	—

As at 31 December 2020	—	—	—

Net book value
As at 1 January 2020	3,519	1	3,520

As at 31 December 2020	3,075	1	3,076

Detailed Information about in Recognized Profit or Loss Leases
(b)	The amounts recognised in profit or loss in relation to leases are as follows:

	As at 31	As at 31
	31 December 2021	31 December 2020
	RMB million	RMB million
Interest on lease liabilities	96	113
Depreciation charge of right-of-use assets	1,411	1,518
Expense relating to short-term leases	332	260
Expense relating to leases of low-value assets (except for short-term lease liabilities)	1	2

Total	1,840	1,893